Note 11 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
Deferred tax assets (liabilities)	2023	2022

Net operating loss carryforwards	$18,487	$17,564
Research credit carryforwards	352	338
Stock-based compensation	2,023	1,928
Section 174 amortization	5,444	1,921
Other	10	68
Deferred tax assets	26,316	21,819
Valuation allowance	(26,316)	(21,819)
Net deferred tax asset	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2023	2022
Statutory rate	21.00%	21.00%
Permanent differences	-	(10.83)
Change in effective tax rate	0.22	0.04
States	0.68	0.11
Valuation allowance	(21.91)	(13.01)
Foreign research incentives	0.71	0.14
Other	0.04	2.88
Effective rate	0.74%	0.33%

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2023	2022
Tax Expense:
Current	(186)	(116)
Deferred	-	-
Noncurrent	-	-
	(186)	(116)

Summary of Operating Loss and Tax Credit Carryforwards [Table Text Block]
(In Thousands)	Amount	Expiration Years
Net operating losses--federal	23,068	Expires beginning 2031
2018 to 2022 net operating losses -- federal	33,513	Never expires
2023 - federal	7,818	Limited to 80% usage
Tax credits--federal	352	Beginning 2041